UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Aggressive Growth

Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	1.7	1.4
Biomet, Inc.	1.4	1.6
Newmont Mining Corp. Holding Co.	1.4	0.3
Staples, Inc.	1.3	0.0
VERITAS Software Corp.	1.2	1.6
Genentech, Inc.	1.2	0.0
Microsoft Corp.	1.1	0.3
Nextel Communications, Inc. Class A	1.0	2.7
Fox Entertainment Group, Inc. Class A	1.0	0.0
Medtronic, Inc.	1.0	1.1
	12.3
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.1	25.1
Consumer Discretionary	17.0	6.3
Information Technology	16.7	35.8
Industrials	8.3	4.6
Energy	5.1	4.8
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks, Investment Companies and Equity Futures 85.7%		Stocks 84.4%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 14.3%		Short-Term Investments and Net Other Assets 15.2%
* Foreign investments	1.9%	** Foreign investments	3.0%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.0%
Hotels, Restaurants & Leisure - 4.0%
Brinker International, Inc. (a)	360,800	$ 12,567
California Pizza Kitchen, Inc. (a)	340,600	6,928
Darden Restaurants, Inc.	1,111,400	22,017
Harrah's Entertainment, Inc. (a)	213,100	8,543
Hilton Hotels Corp.	495,600	6,869
International Game Technology (a)	250,200	22,028
Marriott International, Inc. Class A	257,900	10,084
McDonald's Corp.	278,400	5,214
Outback Steakhouse, Inc.	294,800	10,893
Starbucks Corp. (a)	1,582,200	38,987
The Cheesecake Factory, Inc. (a)	248,400	8,428
Wendy's International, Inc.	391,300	11,782
Yum! Brands, Inc. (a)	705,500	19,726
		184,066
Household Durables - 1.9%
Black & Decker Corp.	353,100	15,293
Furniture Brands International, Inc. (a)	689,400	18,117
Garmin Ltd. (a)	357,000	17,225
Harman International Industries, Inc.	113,300	8,407
Maytag Corp.	569,900	13,940
Mohawk Industries, Inc. (a)	147,800	8,530
Ryland Group, Inc.	46,900	3,053
The Stanley Works	122,600	3,428
		87,993
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	856,700	30,790
School Specialty, Inc. (a)	234,600	4,966
		35,756
Leisure Equipment & Products - 1.0%
Mattel, Inc.	1,998,200	42,981
Media - 2.7%
Cablevision Systems Corp. - NY Group Class A (a)	586,900	11,362
E.W. Scripps Co. Class A	163,000	14,355
Entercom Communications Corp. Class A (a)	91,640	4,449
Fox Entertainment Group, Inc. Class A (a)	1,659,300	46,643
Gannett Co., Inc.	147,000	11,613
Getty Images, Inc. (a)	202,100	8,165
Lamar Advertising Co. Class A (a)	131,300	4,630
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The New York Times Co. Class A	229,300	$ 10,983
Westwood One, Inc. (a)	284,540	9,635
		121,835
Multiline Retail - 1.3%
99 Cents Only Stores (a)	15,600	496
Big Lots, Inc. (a)	492,440	6,702
Dollar General Corp.	309,100	5,780
Dollar Tree Stores, Inc. (a)	667,000	19,343
Family Dollar Stores, Inc.	484,300	17,653
Fred's, Inc. Class A	258,521	9,511
		59,485
Specialty Retail - 5.3%
Abercrombie & Fitch Co. Class A (a)	241,900	6,906
Aeropostale, Inc.	77,900	1,663
AutoZone, Inc. (a)	263,300	22,033
Bed Bath & Beyond, Inc. (a)	815,000	34,100
Christopher & Banks Corp. (a)	334,750	9,691
Foot Locker, Inc.	170,400	2,292
Gap, Inc.	412,300	7,009
Home Depot, Inc.	86,200	2,801
Hot Topic, Inc. (a)	46,150	1,231
Michaels Stores, Inc. (a)	191,800	7,214
PETsMART, Inc. (a)	895,600	15,485
RadioShack Corp.	388,900	9,372
Ross Stores, Inc.	532,988	22,497
Staples, Inc. (a)	3,055,000	59,236
Talbots, Inc.	72,800	2,107
Weight Watchers International, Inc. (a)	131,300	5,591
Williams-Sonoma, Inc. (a)	1,160,600	32,996
		242,224
Textiles Apparel & Luxury Goods - 0.0%
Kenneth Cole Productions, Inc. Class A (a)	85,100	1,719
TOTAL CONSUMER DISCRETIONARY		776,059
CONSUMER STAPLES - 4.3%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	495,900	9,298
Constellation Brands, Inc. Class A (a)	160,100	4,414
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	515,800	$ 10,517
PepsiCo, Inc.	96,300	4,256
		28,485
Food & Staples Retailing - 0.7%
CVS Corp.	14,000	365
Performance Food Group Co. (a)	303,200	10,976
Whole Foods Market, Inc. (a)	354,000	19,311
		30,652
Food Products - 1.5%
Dean Foods Co. (a)	497,000	22,738
Dreyer's Grand Ice Cream, Inc.	178,900	13,722
Hershey Foods Corp.	260,300	18,507
McCormick & Co., Inc. (non-vtg.)	300,700	8,089
Wm. Wrigley Jr. Co.	92,400	5,221
		68,277
Household Products - 0.2%
Colgate-Palmolive Co.	175,500	10,463
Personal Products - 1.0%
Alberto-Culver Co.:
Class A	120,100	5,963
Class B	333,200	17,027
Gillette Co.	657,400	22,095
		45,085
Tobacco - 0.3%
UST, Inc.	376,700	13,301
TOTAL CONSUMER STAPLES		196,263
ENERGY - 5.1%
Energy Equipment & Services - 3.3%
BJ Services Co. (a)	24,900	1,014
Cooper Cameron Corp. (a)	462,000	25,221
ENSCO International, Inc.	268,700	8,061
Halliburton Co.	99,300	2,370
Nabors Industries Ltd. (a)	149,800	6,753
Noble Corp. (a)	255,200	9,100
Patterson-UTI Energy, Inc. (a)	413,400	15,126
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	963,420	$ 39,394
Weatherford International Ltd. (a)	984,805	44,661
		151,700
Oil & Gas - 1.8%
Apache Corp.	59,350	3,912
Burlington Resources, Inc.	415,000	22,115
Devon Energy Corp.	85,987	4,471
EOG Resources, Inc.	178,300	7,685
Murphy Oil Corp.	285,400	14,110
Pioneer Natural Resources Co. (a)	648,900	17,352
Teekay Shipping Corp.	221,300	9,306
Valero Energy Corp.	20,000	750
		79,701
TOTAL ENERGY		231,401
FINANCIALS - 3.8%
Capital Markets - 1.7%
Bear Stearns Companies, Inc.	98,400	7,603
Eaton Vance Corp. (non-vtg.)	295,800	8,904
Federated Investors, Inc. Class B (non-vtg.)	491,200	13,685
Investment Technology Group, Inc. (a)	334,900	4,695
Investors Financial Services Corp.	197,700	4,628
Legg Mason, Inc.	161,500	10,435
Neuberger Berman, Inc.	223,900	7,451
SEI Investments Co.	155,180	4,508
T. Rowe Price Group, Inc.	170,100	6,246
Waddell & Reed Financial, Inc. Class A	332,600	7,533
		75,688
Commercial Banks - 0.8%
Fifth Third Bancorp	299,300	17,210
North Fork Bancorp, Inc., New York	170,900	5,652
Synovus Financial Corp.	710,500	16,214
		39,076
Consumer Finance - 0.4%
SLM Corp.	165,400	19,848
Diversified Financial Services - 0.7%
Moody's Corp.	589,900	30,763
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.0%
Catellus Development Corp. (a)	96,000	$ 2,131
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	257,866	7,143
TOTAL FINANCIALS		174,649
HEALTH CARE - 23.1%
Biotechnology - 6.5%
Affymetrix, Inc. (a)	78,000	1,775
Amgen, Inc. (a)	305,000	19,737
Biogen, Inc. (a)	1,077,700	45,738
Celgene Corp. (a)	398,100	12,532
Cephalon, Inc. (a)	397,600	17,968
Charles River Laboratories International, Inc. (a)	285,500	9,070
Genentech, Inc. (a)	847,200	53,043
Genzyme Corp. - General Division (a)	894,000	42,456
Gilead Sciences, Inc. (a)	358,300	18,904
IDEC Pharmaceuticals Corp. (a)	252,250	9,628
MedImmune, Inc. (a)	1,114,988	39,526
Millennium Pharmaceuticals, Inc. (a)	865,578	13,460
Neurocrine Biosciences, Inc. (a)	38,500	1,952
Trimeris, Inc. (a)	222,600	10,981
		296,770
Health Care Equipment & Supplies - 7.4%
Beckman Coulter, Inc.	54,700	2,224
Becton, Dickinson & Co.	201,900	8,076
Biomet, Inc.	2,394,100	65,838
Boston Scientific Corp. (a)	528,600	27,540
C.R. Bard, Inc.	198,400	13,918
DENTSPLY International, Inc.	457,500	17,106
Fisher Scientific International, Inc. (a)	283,400	8,981
Guidant Corp.	15,030	635
Medtronic, Inc.	941,046	45,857
St. Jude Medical, Inc. (a)	1,349,700	75,712
Steris Corp. (a)	94,600	2,133
Stryker Corp.	424,000	28,552
Varian Medical Systems, Inc. (a)	312,200	17,405
Zimmer Holdings, Inc. (a)	519,000	23,282
		337,259
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 7.0%
Accredo Health, Inc. (a)	341,600	$ 7,262
AmerisourceBergen Corp.	400,800	25,126
Anthem, Inc. (a)	618,174	45,343
Caremark Rx, Inc. (a)	1,432,300	32,341
Community Health Systems, Inc. (a)	615,100	12,813
HCA, Inc.	219,200	7,234
Health Management Associates, Inc. Class A	246,400	4,595
Laboratory Corp. of America Holdings (a)	458,600	14,744
LifePoint Hospitals, Inc. (a)	174,600	3,728
Lincare Holdings, Inc. (a)	258,900	7,992
McKesson Corp.	1,026,000	31,108
Priority Healthcare Corp. Class B (a)	755,100	17,028
Quest Diagnostics, Inc. (a)	299,900	19,002
Renal Care Group, Inc. (a)	195,800	6,653
Tenet Healthcare Corp. (a)	608,000	10,148
Triad Hospitals, Inc. (a)	416,800	10,783
UnitedHealth Group, Inc.	409,940	39,330
WellPoint Health Networks, Inc. (a)	274,500	23,426
		318,656
Pharmaceuticals - 2.2%
aaiPharma, Inc. (a)	22,700	331
Abbott Laboratories	277,600	12,367
Adolor Corp. (a)	300,000	3,855
Allergan, Inc.	501,500	36,163
Barr Laboratories, Inc. (a)	195,900	10,334
Endo Pharmaceuticals Holdings, Inc. (a)	132,800	2,094
Forest Laboratories, Inc. (a)	128,835	6,506
Merck & Co., Inc.	109,700	6,097
Mylan Laboratories, Inc.	577,100	16,667
Pharmaceutical Resources, Inc. (a)	114,100	4,683
Schering-Plough Corp.	124,600	2,299
		101,396
TOTAL HEALTH CARE		1,054,081
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	210,000	$ 9,748
Northrop Grumman Corp.	108,600	9,551
		19,299
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	117,800	4,116
Building Products - 0.4%
American Standard Companies, Inc. (a)	243,100	17,987
Commercial Services & Supplies - 4.8%
Apollo Group, Inc. Class A (a)	728,700	42,571
Avery Dennison Corp.	343,000	19,030
Career Education Corp. (a)	159,800	9,813
ChoicePoint, Inc. (a)	282,800	10,659
Cintas Corp.	492,500	18,232
DeVry, Inc. (a)	349,400	8,780
Education Management Corp. (a)	109,900	5,225
Equifax, Inc.	468,000	11,850
H&R Block, Inc.	863,100	35,335
Herman Miller, Inc.	264,100	5,121
Manpower, Inc.	200,120	6,960
Pitney Bowes, Inc.	617,800	23,730
Robert Half International, Inc. (a)	1,440,400	24,415
		221,721
Construction & Engineering - 0.1%
Granite Construction, Inc.	266,500	4,925
Electrical Equipment - 0.3%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
Cooper Industries Ltd. Class A	114,900	4,583
Sumitomo Electric Industries Ltd.	1,545,000	9,811
		14,394
Industrial Conglomerates - 0.6%
3M Co.	100,100	12,660
Tyco International Ltd.	915,900	16,211
		28,871
Machinery - 1.2%
AGCO Corp. (a)	542,030	9,691
Astec Industries, Inc. (a)	397,902	3,207
Danaher Corp.	444,700	29,759
Ingersoll-Rand Co. Ltd. Class A	100,500	4,402
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	121,300	$ 2,635
SPX Corp. (a)	92,300	3,556
		53,250
Trading Companies & Distributors - 0.4%
Fastenal Co.	526,900	17,614
TOTAL INDUSTRIALS		382,177
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.8%
ADC Telecommunications, Inc. (a)	605,400	1,629
Advanced Fibre Communications, Inc. (a)	116,500	2,197
AudioCodes Ltd. (a)	710,784	3,902
Brocade Communications Systems, Inc. (a)	3,703,600	22,481
CIENA Corp. (a)	872,339	5,016
Corning, Inc. (a)	2,030,200	14,841
Enterasys Networks, Inc. (a)	5,290,100	18,357
Marconi Corp. PLC (a)	4,718,000	4,746
Polycom, Inc. (a)	433,900	5,519
Sycamore Networks, Inc. (a)	583,800	2,481
Terayon Communication Systems, Inc. (a)	500,000	1,480
		82,649
Computers & Peripherals - 1.2%
Diebold, Inc.	110,700	4,420
Hewlett-Packard Co.	119,300	2,326
Lexmark International, Inc. Class A (a)	354,820	26,399
Seagate Technology	277,400	4,203
Sun Microsystems, Inc. (a)	2,844,600	12,317
Western Digital Corp. (a)	482,400	6,040
		55,705
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	217,100	3,936
Ingram Micro, Inc. Class A (a)	123,400	1,360
Symbol Technologies, Inc.	491,200	6,582
Thermo Electron Corp. (a)	205,300	4,332
Vishay Intertechnology, Inc. (a)	420,200	6,068
		22,278
Internet Software & Services - 1.3%
Overture Services, Inc. (a)	161,300	2,877
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vignette Corp. (a)	4,432,994	$ 10,639
Vitria Technology, Inc. (a)	743,000	3,455
Yahoo!, Inc. (a)	1,389,700	41,483
		58,454
IT Services - 3.0%
Affiliated Computer Services, Inc. Class A (a)	679,500	31,488
BearingPoint, Inc. (a)	831,800	7,894
Computer Sciences Corp. (a)	64,200	2,549
CSG Systems International, Inc. (a)	292,600	3,868
First Data Corp.	596,400	24,703
Fiserv, Inc. (a)	378,000	12,508
Iron Mountain, Inc. (a)	199,000	7,861
Paychex, Inc.	182,500	5,570
Sabre Holdings Corp. Class A	668,800	16,539
SunGard Data Systems, Inc. (a)	611,900	14,074
The BISYS Group, Inc. (a)	581,200	10,462
		137,516
Semiconductors & Semiconductor Equipment - 2.6%
Agere Systems, Inc. Class A (a)	2,839,000	6,927
Analog Devices, Inc. (a)	106,500	4,106
Broadcom Corp. Class A (a)	592,200	14,497
Conexant Systems, Inc. (a)	592,600	2,287
GlobespanVirata, Inc. (a)	1,889,100	15,661
Integrated Device Technology, Inc. (a)	551,400	6,672
Intersil Corp. Class A (a)	287,800	7,034
KLA-Tencor Corp. (a)	234,200	10,827
LSI Logic Corp. (a)	791,800	5,068
Microchip Technology, Inc.	531,300	12,650
Micron Technology, Inc. (a)	607,600	6,878
NVIDIA Corp. (a)	692,800	18,131
Semtech Corp. (a)	288,300	4,570
Silicon Laboratories, Inc. (a)	60,767	1,808
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	249,400	2,529
Texas Instruments, Inc.	71,200	1,460
United Microelectronics Corp. sponsored ADR (a)	84,800	332
		121,437
Software - 6.2%
Adobe Systems, Inc.	797,900	28,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc.	148,000	$ 2,207
BMC Software, Inc. (a)	486,700	8,254
Business Objects SA sponsored ADR (a)	195,200	3,953
Cadence Design Systems, Inc. (a)	1,223,600	17,008
Check Point Software Technologies Ltd. (a)	417,600	7,851
Citrix Systems, Inc. (a)	483,100	10,546
Cognos, Inc. (a)	85,900	2,350
Electronic Arts, Inc. (a)	515,400	35,336
Intuit, Inc. (a)	422,800	19,487
Jack Henry & Associates, Inc.	194,600	2,964
Legato Systems, Inc. (a)	397,560	3,017
Microsoft Corp.	2,023,200	49,791
NetIQ Corp. (a)	79,400	1,178
Network Associates, Inc. (a)	588,561	7,145
Parametric Technology Corp. (a)	171,600	558
PeopleSoft, Inc. (a)	200,100	3,274
Siebel Systems, Inc. (a)	1,030,800	9,679
Symantec Corp. (a)	353,510	15,986
VERITAS Software Corp. (a)	1,956,700	54,298
		283,040
TOTAL INFORMATION TECHNOLOGY		761,079
MATERIALS - 3.2%
Chemicals - 0.5%
Dow Chemical Co.	207,700	6,605
Ferro Corp.	179,200	4,405
International Flavors & Fragrances, Inc.	63,800	2,003
Olin Corp.	395,400	6,983
Praxair, Inc.	36,700	2,202
		22,198
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	43,200	1,478
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	629,000	7,202
Sealed Air Corp.	338,500	14,857
		22,059
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	221,370	4,859
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Massey Energy Co.	372,900	$ 5,228
Newmont Mining Corp. Holding Co.	2,192,900	65,041
		75,128
Paper & Forest Products - 0.6%
International Paper Co.	351,000	12,871
Weyerhaeuser Co.	249,300	12,560
		25,431
TOTAL MATERIALS		146,294
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.9%
Covad Communications Group, Inc. (a)	280,000	298
NTL, Inc. (a)	232,300	6,330
Qwest Communications International, Inc. (a)	4,181,700	18,776
Verizon Communications, Inc.	457,200	17,305
		42,709
Wireless Telecommunication Services - 1.2%
At Road, Inc. (a)	58,200	513
KDDI Corp.	696	2,420
Nextel Communications, Inc. Class A (a)	3,118,200	46,742
Sprint Corp. - PCS Group Series 1 (a)	762,300	3,400
		53,075
TOTAL TELECOMMUNICATION SERVICES		95,784
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Westar Energy, Inc.	204,900	3,262
TOTAL COMMON STOCKS (Cost $3,392,808)		3,821,049
Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	96,800	$ 97
Procket Networks, Inc. Series C (d)	1,544,677	772
		869
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (a)(d)	769,230	0
TOTAL CONVERTIBLE PREFERRED STOCKS		869
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (d)	773,993	3,150
TOTAL PREFERRED STOCKS (Cost $26,924)		4,019
Investment Companies - 0.5%

Nasdaq-100 Trust unit Series 1 (a) (Cost $17,429)	731,937	21,804
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.09% to 1.1% 6/12/03 to 8/7/03 (c) (Cost $3,898)	$ 3,900	3,898
Money Market Funds - 17.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	737,792,406	$ 737,792
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	57,981,400	57,981
TOTAL MONEY MARKET FUNDS (Cost $795,773)		795,773
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,236,832)		4,646,543
NET OTHER ASSETS - (1.7)%		(77,311)
NET ASSETS - 100%		$ 4,569,232
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
31 Russell 2000 Index Contracts	June 2003	$ 6,836	$ 1,515
273 S&P MidCap 400 Index Contracts	June 2003	64,790	12,533
TOTAL		$ 71,626	$ 14,048

The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,898,000.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 5,000
Chorum Technologies Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,873,026,000 and $3,979,965,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $422,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,019,000 or 0.1% of net assets.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $11,525,042,000 of which $8,287,843,000 and $3,237,199,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $1,086,387,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $56,799) (cost $4,236,832) - See accompanying schedule		$ 4,646,543
Receivable for investments sold		39,219
Receivable for fund shares sold		7,060
Dividends receivable		1,352
Interest receivable		830
Redemption fees receivable		16
Receivable for daily variation on futures contracts		1,534
Other receivables		114
Total assets		4,696,668

Liabilities
Payable for investments purchased	$ 59,833
Payable for fund shares redeemed	8,698
Accrued management fee	752
Other payables and accrued expenses	172
Collateral on securities loaned, at value	57,981
Total liabilities		127,436

Net Assets		$ 4,569,232
Net Assets consist of:
Paid in capital		$ 18,075,116
Undistributed net investment income		748
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,930,391)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		423,759
Net Assets, for 361,711 shares outstanding		$ 4,569,232
Net Asset Value, offering price and redemption price per share ($4,569,232 ÷ 361,711 shares)		$ 12.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 7,510
Interest		3,124
Security lending		131
Total income		10,765

Expenses
Management fee Basic fee	$ 13,162
Performance adjustment	(10,401)
Transfer agent fees	9,605
Accounting and security lending fees	322
Non-interested trustees' compensation	8
Depreciation in deferred trustee compensation account	(35)
Custodian fees and expenses	62
Registration fees	24
Audit	47
Legal	10
Miscellaneous	18
Total expenses before reductions	12,822
Expense reductions	(2,791)	10,031
Net investment income (loss)		734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(131,944) on sales of investments in affiliated issuers)	(1,213,675)
Foreign currency transactions	52
Total net realized gain (loss)		(1,213,623)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,356,790
Assets and liabilities in foreign currencies	(48)
Futures contracts	14,048
Total change in net unrealized appreciation (depreciation)		1,370,790
Net gain (loss)		157,167
Net increase (decrease) in net assets resulting from operations		$ 157,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 734	$ (20,516)
Net realized gain (loss)	(1,213,623)	(3,413,374)
Change in net unrealized appreciation (depreciation)	1,370,790	813,482
Net increase (decrease) in net assets resulting from operations	157,901	(2,620,408)
Share transactions Net proceeds from sales of shares	474,029	1,314,943
Cost of shares redeemed	(558,636)	(1,642,817)
Net increase (decrease) in net assets resulting from share transactions	(84,607)	(327,874)
Redemption fees	719	1,800
Total increase (decrease) in net assets	74,013	(2,946,482)

Net Assets
Beginning of period	4,495,219	7,441,701
End of period (including undistributed net investment income of $748 and undistributed net investment income of $14, respectively)	$ 4,569,232	$ 4,495,219
Other Information Shares
Sold	41,360	93,514
Redeemed	(49,023)	(116,062)
Net increase (decrease)	(7,663)	(22,548)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 18.99	$ 40.13	$ 53.05	$ 29.86	$ 29.68
Income from Investment Operations
Net investment income (loss) D	- F	(.05)	(.17)	(.32)	(.23)	(.18)
Net realized and unrealized gain (loss)	.46	(6.77)	(14.72)	(8.03)	26.12	6.44
Total from investment operations	.46	(6.82)	(14.89)	(8.35)	25.89	6.26
Distributions from net realized gain	-	-	(6.26)	(4.61)	(2.72)	(6.08)
Redemption fees added to paid in capital D	- F	- F	.01	.04	.02	- F
Net asset value, end of period	$ 12.63	$ 12.17	$ 18.99	$ 40.13	$ 53.05	$ 29.86
Total Return B, C	3.78%	(35.91)%	(44.42)%	(17.94)%	93.91%	27.89%
Ratios to Average Net Assets E
Expenses before expense reductions	.62% A	.65%	.97%	.91%	.99%	1.08%
Expenses net of voluntary waivers, if any	.62% A	.65%	.97%	.91%	.99%	1.08%
Expenses net of all reductions	.48% A	.55%	.92%	.89%	.97%	1.05%
Net investment income (loss)	.04% A	(.39)%	(.64)%	(.55)%	(.58)%	(.67)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,569	$ 4,495	$ 7,442	$ 14,607	$ 11,583	$ 2,511
Portfolio turnover rate	209% A	114%	118%	176%	186%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 567,483	|
Unrealized depreciation	(185,078)
Net unrealized appreciation (depreciation)	$ 382,405
Cost for federal income tax purposes	$ 4,264,138

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .13% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .46% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,113 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,771 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $19, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Vitria Technology, Inc.	$ -	$ 60,366	$ -	$ -
webMethods, Inc.	-	84,067	-	-
TOTALS	$ -	$ 144,433	$ -	$ -

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

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Blue Chip Value Fund

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Contrafund ®

Contrafund® II

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Dividend Growth Fund

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Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

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Large Cap Stock Fund

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Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

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Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FEG-USAN-0703
1.786808.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.8	4.8
Pfizer, Inc.	3.2	2.7
Coach, Inc.	2.1	1.6
General Electric Co.	2.1	2.2
Network Appliance, Inc.	1.8	1.6
Adobe Systems, Inc.	1.7	0.3
National Semiconductor Corp.	1.7	1.5
BEA Systems, Inc.	1.6	1.7
Intel Corp.	1.6	1.7
Yahoo!, Inc.	1.5	1.3
	21.1
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.7	32.7
Health Care	26.8	24.5
Consumer Discretionary	12.4	16.2
Industrials	9.3	7.8
Consumer Staples	6.0	5.8
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 99.3%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	4.8%	** Foreign investments	5.1%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.4%
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. (a)	945,000	$ 32,914
Krispy Kreme Doughnuts, Inc. (a)	65,000	2,253
McDonald's Corp.	1,200,000	22,476
Starbucks Corp. (a)	624,200	15,381
Wynn Resorts Ltd.	750,000	14,123
		87,147
Household Durables - 0.4%
LG Electronics, Inc.	900,000	30,186
Sharp Corp.	1,700,000	18,727
Tupperware Corp.	1,224,600	19,447
		68,360
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	6,025,000	216,539
eBay, Inc. (a)	1,554,300	158,088
		374,627
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	2,000,000	61,280
Media - 2.2%
AOL Time Warner, Inc. (a)	7,478,150	113,817
Comcast Corp. Class A (special) (a)	600,000	17,292
General Motors Corp. Class H (a)	775,000	9,455
Liberty Media Corp. Class A (a)	12,380,425	144,851
Pixar (a)	435,000	24,556
TiVo, Inc. (a)	370,000	3,330
Viacom, Inc. Class B (non-vtg.) (a)	841,977	38,327
Walt Disney Co.	1,911,500	37,561
		389,189
Multiline Retail - 0.8%
JCPenney Co., Inc.	5,151,900	89,231
Kohl's Corp. (a)	200,000	10,470
Target Corp.	1,320,000	48,352
		148,053
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	349,200	14,611
Gap, Inc.	1,067,825	18,153
Home Depot, Inc.	6,881,150	223,569
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	1,100,400	$ 46,503
Staples, Inc. (a)	10,447,068	202,569
		505,405
Textiles Apparel & Luxury Goods - 3.2%
Adidas-Salomon AG	2,125,000	187,084
Coach, Inc. (a)(c)	7,821,800	384,285
NIKE, Inc. Class B	152,000	8,510
		579,879
TOTAL CONSUMER DISCRETIONARY		2,213,940
CONSUMER STAPLES - 6.0%
Beverages - 1.5%
PepsiCo, Inc.	2,756,640	121,843
The Coca-Cola Co.	3,067,500	139,786
		261,629
Food & Staples Retailing - 1.8%
Costco Wholesale Corp. (a)	360,800	13,368
CVS Corp.	108,890	2,842
Sysco Corp.	2,460,000	76,112
Wal-Mart Stores, Inc.	4,476,700	235,519
		327,841
Food Products - 0.8%
Archer-Daniels-Midland Co.	3,844,031	46,013
ConAgra Foods, Inc.	1,125,000	27,304
Dean Foods Co. (a)	1,107,520	50,669
Kraft Foods, Inc. Class A	349,600	11,327
Wm. Wrigley Jr. Co.	20,000	1,130
		136,443
Household Products - 0.9%
Colgate-Palmolive Co.	575,000	34,282
Kimberly-Clark Corp.	1,431,600	74,343
Procter & Gamble Co.	582,800	53,513
		162,138
Personal Products - 0.5%
Avon Products, Inc.	485,000	29,556
Gillette Co.	1,974,596	66,366
		95,922
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	2,033,380	$ 83,979
TOTAL CONSUMER STAPLES		1,067,952
ENERGY - 3.1%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	2,352,500	77,750
Diamond Offshore Drilling, Inc.	1,152,900	26,217
Noble Corp. (a)	175,000	6,241
Schlumberger Ltd. (NY Shares)	3,389,600	164,802
Weatherford International Ltd. (a)	2,295,120	104,084
		379,094
Oil & Gas - 1.0%
Anadarko Petroleum Corp.	290,000	14,291
ConocoPhillips	501,844	27,085
Devon Energy Corp.	995,000	51,740
EOG Resources, Inc.	775,000	33,403
Noble Energy, Inc.	425,000	15,483
Premcor, Inc.	1,491,000	32,429
		174,431
TOTAL ENERGY		553,525
FINANCIALS - 5.2%
Capital Markets - 0.7%
Charles Schwab Corp.	11,403,375	110,613
State Street Corp.	310,000	11,876
		122,489
Commercial Banks - 1.0%
Bank One Corp.	2,340,000	87,422
Synovus Financial Corp.	1,976,900	45,113
U.S. Bancorp, Delaware	674,256	15,980
Wells Fargo & Co.	750,000	36,225
		184,740
Consumer Finance - 0.4%
American Express Co.	1,482,548	61,763
Diversified Financial Services - 0.8%
Citigroup, Inc.	3,450,197	141,527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.9%
American International Group, Inc.	2,238,750	$ 129,579
Prudential Financial, Inc.	1,113,000	37,308
		166,887
Thrifts & Mortgage Finance - 1.4%
Fannie Mae	2,349,300	173,848
Freddie Mac	1,375,350	82,260
		256,108
TOTAL FINANCIALS		933,514
HEALTH CARE - 26.8%
Biotechnology - 11.1%
Abgenix, Inc. (a)(c)	6,040,500	64,935
Alexion Pharmaceuticals, Inc. (a)(c)	1,809,740	25,354
Alkermes, Inc. (a)	600,000	7,734
Amgen, Inc. (a)	2,695,000	174,393
Applera Corp. - Celera Genomics Group (a)	7,274,848	85,479
Biogen, Inc. (a)	75,000	3,183
Celgene Corp. (a)(c)	8,014,880	252,308
CV Therapeutics, Inc. (a)(c)	2,177,000	70,426
Exelixis, Inc. (a)(c)	3,460,000	28,199
Genentech, Inc. (a)	1,045,400	65,452
Geneprot, Inc. (d)	1,373,363	4,807
Genzyme Corp. - General Division (a)	5,275,000	250,510
Gilead Sciences, Inc. (a)	545,000	28,754
Human Genome Sciences, Inc. (a)(c)	12,295,010	180,122
IDEC Pharmaceuticals Corp. (a)	244,164	9,320
ImClone Systems, Inc. (a)	2,685,074	76,525
Immunomedics, Inc. (a)(c)	4,987,700	34,814
MedImmune, Inc. (a)	3,827,800	135,696
Millennium Pharmaceuticals, Inc. (a)	2,574,377	40,032
Neurocrine Biosciences, Inc. (a)(c)	1,698,908	86,118
OSI Pharmaceuticals, Inc. (a)(c)	3,612,530	95,226
Protein Design Labs, Inc. (a)	650,000	9,302
Regeneron Pharmaceuticals, Inc. (a)(c)	3,020,800	41,566
Tanox, Inc. (a)	1,926,000	34,360
Telik, Inc. (a)	1,280,000	18,701
Transkaryotic Therapies, Inc. (a)(c)	2,129,188	15,799
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Tularik, Inc. (a)(c)	3,406,000	$ 31,982
Vertex Pharmaceuticals, Inc. (a)(c)	7,636,687	110,961
		1,982,058
Health Care Equipment & Supplies - 4.0%
Applera Corp. - Applied Biosystems Group	382,800	7,453
Baxter International, Inc.	60,000	1,520
Biomet, Inc.	700,000	19,250
Boston Scientific Corp. (a)	2,074,000	108,055
Cerus Corp. (a)(c)	1,460,500	16,445
CTI Molecular Imaging, Inc.	375,000	6,506
Guidant Corp.	2,375,000	100,415
Medtronic, Inc.	2,224,964	108,422
Millipore Corp. (a)	1,860,000	75,702
St. Jude Medical, Inc. (a)	2,599,600	145,838
Thoratec Corp. (a)(c)	3,515,000	48,261
Varian Medical Systems, Inc. (a)	225,000	12,544
VISX, Inc. (a)	1,930,000	33,486
Zimmer Holdings, Inc. (a)	730,970	32,791
		716,688
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	294,957	17,022
Caremark Rx, Inc. (a)	250,000	5,645
Eclipsys Corp. (a)(c)	3,158,100	36,160
McKesson Corp.	425,000	12,886
NDCHealth Corp.	1,486,900	30,452
UnitedHealth Group, Inc.	386,400	37,071
WebMD Corp. (a)(c)	25,929,200	257,736
		396,972
Pharmaceuticals - 9.5%
Abbott Laboratories	4,840,200	215,631
Allergan, Inc.	500,000	36,055
Barr Laboratories, Inc. (a)	1,303,450	68,757
Bristol-Myers Squibb Co.	1,209,700	30,968
Eli Lilly & Co.	620,000	37,057
Forest Laboratories, Inc. (a)	320,000	16,160
Johnson & Johnson	3,003,300	163,229
Merck & Co., Inc.	3,474,300	193,102
Pfizer, Inc.	18,656,000	578,709
Schering-Plough Corp.	6,488,000	119,704
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)(c)	8,416,610	$ 191,478
Watson Pharmaceuticals, Inc. (a)	360,100	13,331
Wyeth	1,025,200	44,955
		1,709,136
TOTAL HEALTH CARE		4,804,854
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.7%
Boeing Co.	75,000	2,300
L-3 Communications Holdings, Inc. (a)	159,900	6,932
Lockheed Martin Corp.	725,100	33,659
Raytheon Co.	2,665,000	85,387
		128,278
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	1,004,800	62,730
Airlines - 3.0%
AMR Corp. (a)(c)	15,635,800	99,131
JetBlue Airways Corp. (a)	2,903,488	98,138
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	3,230,000	22,088
sponsored ADR (a)	3,241,800	134,437
Southwest Airlines Co.	11,451,763	184,030
		537,824
Commercial Services & Supplies - 0.3%
Hewitt Associates, Inc.	89,000	2,034
Hudson Highland Group, Inc. (a)	172,897	3,069
Monster Worldwide, Inc.	2,655,300	52,734
		57,837
Electrical Equipment - 0.0%
American Power Conversion Corp. (a)	425,000	6,592
Industrial Conglomerates - 3.0%
3M Co.	1,140,000	144,176
General Electric Co.	13,375,000	383,863
		528,039
Machinery - 1.9%
AGCO Corp. (a)(c)	5,112,800	91,417
Caterpillar, Inc.	1,765,000	92,045
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	3,254,900	$ 142,141
Pall Corp.	1,025,000	22,263
		347,866
TOTAL INDUSTRIALS		1,669,166
INFORMATION TECHNOLOGY - 33.6%
Communications Equipment - 3.8%
Adaptec, Inc. (a)	1,290,000	10,320
ADC Telecommunications, Inc. (a)	7,195,000	19,355
Brocade Communications Systems, Inc. (a)	1,087,287	6,600
CIENA Corp. (a)	5,524,400	31,765
Cisco Systems, Inc. (a)	12,386,100	201,646
Corning, Inc. (a)	20,905,000	152,816
Finisar Corp. (a)	5,145,000	8,849
Harmonic, Inc. (a)(c)	3,958,161	18,683
Harris Corp.	62,500	1,893
Juniper Networks, Inc. (a)	300,000	4,164
Motorola, Inc.	1,000,000	8,520
NMS Communications Corp. (a)(c)	3,359,798	4,784
Nortel Networks Corp. (a)	1,350,000	4,239
Polycom, Inc. (a)	1,319,800	16,788
QUALCOMM, Inc.	2,214,200	74,353
Scientific-Atlanta, Inc.	970,000	19,099
Sonus Networks, Inc. (a)(c)	22,519,270	104,715
		688,589
Computers & Peripherals - 6.9%
Apple Computer, Inc. (a)	900,000	16,173
Avid Technology, Inc. (a)(c)	2,652,600	89,499
Dell Computer Corp. (a)	7,795,600	243,924
Hewlett-Packard Co.	190,000	3,705
International Business Machines Corp.	749,800	66,012
Lexmark International, Inc. Class A (a)	2,271,900	169,029
Network Appliance, Inc. (a)(c)	19,172,208	326,503
Pinnacle Systems, Inc. (a)(c)	6,243,629	66,495
SanDisk Corp. (a)(c)	6,894,700	250,484
Sun Microsystems, Inc. (a)	1,491,500	6,458
		1,238,282
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	657,300	$ 11,917
Lexar Media, Inc. (a)	575,000	4,238
Photon Dynamics, Inc. (a)(c)	1,605,000	39,788
Symbol Technologies, Inc.	7,377,000	98,852
		154,795
Internet Software & Services - 1.7%
Ariba, Inc. (a)	12,910,000	48,025
Yahoo!, Inc. (a)	8,825,670	263,446
		311,471
IT Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)(c)	3,454,679	71,685
First Data Corp.	300,000	12,426
		84,111
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc. (a)	7,925,000	57,694
Altera Corp. (a)	1,029,400	19,847
Analog Devices, Inc. (a)	4,709,900	181,567
Applied Materials, Inc. (a)	2,900,400	45,130
Cree, Inc. (a)(c)	7,326,650	180,016
Cypress Semiconductor Corp. (a)	1,602,950	17,713
Genesis Microchip, Inc. (a)	1,475,000	28,099
Integrated Circuit Systems, Inc. (a)	97,600	2,546
Intel Corp.	13,716,800	285,858
International Rectifier Corp. (a)	70,000	1,833
KLA-Tencor Corp. (a)	1,210,000	55,938
Linear Technology Corp.	625,800	22,754
Micron Technology, Inc. (a)	291,800	3,303
MIPS Technologies, Inc.:
Class A (a)(c)	1,893,100	5,301
Class B (a)(c)	1,918,127	5,141
National Semiconductor Corp. (a)(c)	12,016,602	299,934
O2Micro International Ltd. (a)(c)	3,643,590	56,075
Omnivision Technologies, Inc. (a)(c)	2,169,700	77,871
Power Integrations, Inc. (a)	1,282,500	34,190
Samsung Electronics Co. Ltd.	600,000	160,794
Silicon Image, Inc. (a)(c)	6,610,000	38,801
Silicon Laboratories, Inc. (a)	154,200	4,587
Texas Instruments, Inc.	8,536,000	174,988
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Virage Logic Corp. (a)(c)	1,928,590	$ 11,437
Xilinx, Inc. (a)	6,025,100	179,970
		1,951,387
Software - 8.9%
Adobe Systems, Inc.	8,567,400	302,344
Amdocs Ltd. (a)	2,448,500	47,770
BEA Systems, Inc. (a)(c)	26,500,172	287,262
Borland Software Corp. (a)	2,758,300	27,914
Macromedia, Inc. (a)	795,000	16,027
Magma Design Automation, Inc. (a)	475,870	8,233
Microsoft Corp.	27,500,000	676,768
Oracle Corp. (a)	3,015,000	39,225
PeopleSoft, Inc. (a)	2,869,628	46,947
Red Hat, Inc. (a)(c)	17,112,103	126,458
Symantec Corp. (a)	173,950	7,866
VERITAS Software Corp. (a)	600,422	16,662
		1,603,476
TOTAL INFORMATION TECHNOLOGY		6,032,111
MATERIALS - 1.1%
Chemicals - 0.6%
Dow Chemical Co.	735,000	23,373
Minerals Technologies, Inc.	260,000	13,052
Monsanto Co.	3,252,389	65,210
		101,635
Metals & Mining - 0.5%
Alcoa, Inc.	1,660,000	40,853
Barrick Gold Corp.	2,287,500	39,959
Nucor Corp.	315,000	15,007
		95,819
TOTAL MATERIALS		197,454
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	200,000	1,422
Wireless Telecommunication Services - 1.7%
AT&T Wireless Services, Inc. (a)	19,880,000	154,468
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	8,700,000	$ 130,413
Sprint Corp. - PCS Group Series 1 (a)	3,677,500	16,402
Vodafone Group PLC sponsored ADR	312,660	6,850
		308,133
TOTAL TELECOMMUNICATION SERVICES		309,555
TOTAL COMMON STOCKS (Cost $17,821,081)		17,782,071
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (d)	2,531,390	1,266
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (a)(d)	769,230	0
TOTAL CONVERTIBLE PREFERRED STOCKS		1,266
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Atheros Communications, Inc. Series C (d)	2,321,982	9,450
TOTAL PREFERRED STOCKS (Cost $45,000)		10,716
Money Market Funds - 4.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	156,744,127	$ 156,744
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	641,423,300	641,423
TOTAL MONEY MARKET FUNDS (Cost $798,167)		798,167
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $18,664,248)		18,590,954
NET OTHER ASSETS - (3.7)%		(659,428)
NET ASSETS - 100%		$ 17,931,526
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc. Series C	4/18/01	$ 15,000
Geneprot, Inc.	7/7/00	$ 7,553
Procket Networks, Inc. Series C	2/9/01	$ 25,000
Yipes Communications Group, Inc. Series C	1/31/01	$ 5,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,434,983,000 and $4,040,866,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $421,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,523,000 or 0.1% of net assets.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $6,365,715,000 of which $3,874,888,000 and $2,490,827,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $268,432,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $627,193) (cost $18,664,248) - See accompanying schedule		$ 18,590,954
Receivable for investments sold		82,979
Receivable for fund shares sold		49,806
Dividends receivable		12,048
Interest receivable		188
Other receivables		698
Total assets		18,736,673

Liabilities
Payable for investments purchased	$ 135,805
Payable for fund shares redeemed	16,741
Accrued management fee	9,761
Other payables and accrued expenses	1,417
Collateral on securities loaned, at value	641,423
Total liabilities		805,147

Net Assets		$ 17,931,526
Net Assets consist of:
Paid in capital		$ 25,416,795
Undistributed net investment income		4,264
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,416,292)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,241)
Net Assets, for 428,306 shares outstanding		$ 17,931,526
Net Asset Value, offering price and redemption price per share ($17,931,526 ÷ 428,306 shares)		$ 41.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends (including $3,461 received from affiliated issuers)		$ 62,546
Interest		965
Security lending		1,762
Total income		65,273

Expenses
Management fee Basic fee	$ 44,855
Performance adjustment	(2,811)
Transfer agent fees	20,969
Accounting and security lending fees	593
Non-interested trustees' compensation	30
Depreciation in deferred trustee compensation account	(78)
Custodian fees and expenses	329
Registration fees	79
Audit	75
Legal	47
Miscellaneous	52
Total expenses before reductions	64,140
Expense reductions	(3,131)	61,009
Net investment income (loss)		4,264
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(144,238) on sales of investments in affiliated issuers)	(607,570)
Foreign currency transactions	(194)
Total net realized gain (loss)		(607,764)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,677,040
Assets and liabilities in foreign currencies	(163)
Total change in net unrealized appreciation (depreciation)		1,676,877
Net gain (loss)		1,069,113
Net increase (decrease) in net assets resulting from operations		$ 1,073,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,264	$ (69,937)
Net realized gain (loss)	(607,764)	(2,432,468)
Change in net unrealized appreciation (depreciation)	1,676,877	(3,399,438)
Net increase (decrease) in net assets resulting from operations	1,073,377	(5,901,843)
Share transactions Net proceeds from sales of shares	2,625,890	5,857,010
Cost of shares redeemed	(2,190,905)	(5,976,489)
Net increase (decrease) in net assets resulting from share transactions	434,985	(119,479)
Total increase (decrease) in net assets	1,508,362	(6,021,322)

Net Assets
Beginning of period	16,423,164	22,444,486
End of period (including undistributed net investment income of $4,264 and undistributed net investment income of $0, respectively)	$ 17,931,526	$ 16,423,164
Other Information Shares
Sold	71,061	133,552
Redeemed	(60,128)	(140,833)
Net increase (decrease)	10,933	(7,281)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 39.35	$ 52.85	$ 74.76	$ 74.58	$ 50.22	$ 47.84
Income from Investment Operations
Net investment income (loss) D	.01	(.16)	(.17)	(.28)	(.06)	.11
Net realized and unrealized gain (loss)	2.51	(13.34)	(15.03)	7.26	28.25	7.20
Total from investment operations	2.52	(13.50)	(15.20)	6.98	28.19	7.31
Distributions from net investment income	-	-	-	-	(.09)	(.22)
Distributions from net realized gain	-	-	(6.71)	(6.80)	(3.74)	(4.71)
Total distributions	-	-	(6.71)	(6.80)	(3.83)	(4.93)
Net asset value, end of period	$ 41.87	$ 39.35	$ 52.85	$ 74.76	$ 74.58	$ 50.22
Total ReturnB,C	6.40%	(25.54)%	(22.55)%	9.22%	60.17%	17.55%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	1.12%	.98%	.87%	.74%	.65%
Expenses net of voluntary waivers, if any	.83% A	1.12%	.98%	.87%	.74%	.65%
Expenses net of all reductions	.79% A	1.08%	.95%	.85%	.72%	.63%
Net investment income (loss)	.06% A	(.38)%	(.29)%	(.31)%	(.11)%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 17,932	$ 16,423	$ 22,444	$ 29,079	$ 19,222	$ 10,579
Portfolio turnover rate	52% A	63%	93%	69%	86%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,507,608	|
Unrealized depreciation	(3,735,218)
Net unrealized appreciation (depreciation)	$ (227,610)
Cost for federal income tax purposes	$ 18,818,564

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $957 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,046 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $83, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AGCO Corp.	$ 22,905	$ -	$ -	$ 91,417
AMR Corp.	46,637	14,840	-	99,131
Abgenix, Inc.	-	-	-	64,935
Adidas-Salomon AG	2,943	48,296	2,542	-
Alexion Pharmaceuticals, Inc.	-	-	-	25,354
Avid Technology, Inc..	25,968	-	-	89,499
BEA Systems, Inc.	15,704	1,722	-	287,262
CV Therapeutics, Inc.	13,320	1,124	-	70,426
Celgene Corp.	3,587	-	-	252,308
Cerner Corp.	-	66,886	-	-
Cerus Corp.	-	-	-	16,445
Coach, Inc.	3,514	1,712	-	384,285

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies - continued

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Cognizant Technology Solutions Corp. Class A.	$ 8,006	$ -	$ -	$ 71,685
Cree, Inc.	57,697	-	-	180,016
Eclipsys Corp.	-	19,059	-	36,160
Exelixis Inc.	412	-	-	28,199
Finisar Corp.	-	16,541	-	-
Genesis Microchip, Inc.	2,281	23,856	-	-
Harmonic, Inc.	3,624	-	-	18,683
Human Genome Sciences, Inc.	7,888	-	-	180,122
Immunomedics, Inc.	-	-	-	34,814
MIPS Technologies, Inc. Class A	-	-	-	5,301
MIPS Technologies, Inc. Class B	-	-	-	5,141
NMS Communications Corp.	-	-	-	4,784
NPC Pharmaceuticals, Inc.	-	41,485	-	-
National Semiconductor Corp.	15,908	7,139	-	299,934
Network Appliance, Inc.	7,297	-	-	326,503
Neurocrine Biosciences, Inc..	6,143	-	-	86,118
OSI Pharmaceuticals, Inc.	-	-	-	95,226
O2Micro International Ltd.	-	-	-	56,075
Omnivision Technologies, Inc..	22,015	-	-	77,871
Photon Dynamics, Inc.	13,770	-	-	39,788
Pinnacle Systems, Inc..	35,746	-	-	66,495
Red Hat, Inc..	50,390	-	-	126,458
Regeneron Pharmaceuticals, Inc.	18,320	41,746	-	41,566
SanDisk Corp..	63,690	1,417	-	250,484
Scios, Inc.	13,978	40,482	-	-
Sepracor, Inc.	3,430	-	-	191,478
Silicon Image, Inc..	18,099	-	-	38,801
Silicon Labroratories, Inc.	-	83,771	-	-
SkyWest, Inc.	-	28,163	77	-
Sonus Networks, Inc..	18,302	-	-	104,715
Thoratec Corp..	8,059	-	-	48,261
Transkaryotic Therapies, Inc..	-	43,313	-	15,799
Tularik, Inc.	-	4,698	-	31,982
Tupperware Corp.	-	19,818	842	-
Vertex Pharmaceuticals, Inc.	2,329	-	-	110,961
Virage Logic Corp.	-	-	-	11,437
WebMD Corp.	82,071	-	-	257,736
TOTALS	$ 594,033	$ 506,068	$ 3,461	$ 4,223,655

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

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Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
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1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

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Walnut Creek, CA

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Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
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Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
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Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
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Longwood, FL

8880 Tamiami Trail, North
Naples, FL

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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
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Georgia

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Atlanta, GA

1000 Abernathy Road
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Illinois

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1700 East Golf Road
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Indiana

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Kansas

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Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
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New Jersey

150 Essex Street
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56 South Street
Morristown, NJ

501 Route 17, South
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New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

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Ohio

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28699 Chagrin Boulevard
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Oregon

16850 SW 72nd Avenue
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Pennsylvania

600 West DeKalb Pike
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1735 Market Street
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12001 Perry Highway
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Rhode Island

47 Providence Place
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Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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Fidelity®

New Millennium

Fund®

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

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For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
QLogic Corp.	6.8	6.4
Boston Scientific Corp.	4.8	3.9
Emulex Corp.	3.1	3.3
Smith International, Inc.	2.7	2.5
Comcast Corp. Class A (special)	2.1	1.3
Eastman Kodak Co.	2.1	1.0
Medtronic, Inc.	2.1	2.3
Garmin Ltd.	2.1	0.0
Thor Industries, Inc.	1.8	2.0
Hillenbrand Industries, Inc.	1.8	1.4
	29.4
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	31.0	31.1
Information Technology	28.4	24.1
Health Care	15.7	16.2
Energy	7.3	6.6
Industrials	5.2	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 98.0%		Stocks 97.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	7.1%	** Foreign investments	2.7%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 31.0%
Auto Components - 0.1%
Gentex Corp. (a)	129,000	$ 4,017
Automobiles - 3.4%
Bayerische Motoren Werke AG (BMW)	45,000	1,556
Coachmen Industries, Inc.	310,600	3,525
Ford Motor Co.	950,000	9,975
Thor Industries, Inc.	1,392,900	54,045
Winnebago Industries, Inc.	807,500	32,106
		101,207
Distributors - 0.1%
Handleman Co. (a)	4,000	73
Li & Fung Ltd.	2,200,000	2,722
		2,795
Hotels, Restaurants & Leisure - 5.9%
California Pizza Kitchen, Inc. (a)	439,200	8,933
Darden Restaurants, Inc.	129,000	2,555
GTECH Holdings Corp. (a)	125,900	4,424
International Game Technology (a)	571,200	50,288
International Speedway Corp.:
Class A	565,338	21,127
Class B	228,100	8,554
Krispy Kreme Doughnuts, Inc. (a)	176,700	6,124
Lone Star Steakhouse & Saloon, Inc.	6,800	156
O'Charleys, Inc. (a)	21,700	416
Outback Steakhouse, Inc.	170,900	6,315
P.F. Chang's China Bistro, Inc. (a)	255,100	11,230
Quality Dining, Inc. (a)	158,800	333
Shuffle Master, Inc. (a)	16,700	448
The Cheesecake Factory, Inc. (a)	1,576,025	53,475
		174,378
Household Durables - 4.2%
Champion Enterprises, Inc. (a)	2,135,900	7,582
Clayton Homes, Inc.	809,600	10,112
Ethan Allen Interiors, Inc.	133,900	4,771
Fleetwood Enterprises, Inc. (a)	1,118,010	8,519
Furniture Brands International, Inc. (a)	324,400	8,525
Garmin Ltd. (a)	1,270,582	61,306
Harman International Industries, Inc.	97,200	7,212
Hooker Furniture Corp.	5,100	141
Skyline Corp.	27,500	788
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Techtronic Industries Co.	36,000	$ 56
The Stanley Works	599,500	16,762
Toro Co.	4,000	160
		125,934
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	101,700	3,655
eBay, Inc. (a)	163,300	16,609
NetFlix, Inc.	67,300	1,514
Stamps.com, Inc. (a)	131,500	671
		22,449
Leisure Equipment & Products - 2.5%
Eastman Kodak Co.	2,023,400	61,997
Mattel, Inc.	626,100	13,467
Nautilus Group, Inc.	16,700	217
		75,681
Media - 6.7%
AOL Time Warner, Inc. (a)	1,730,860	26,344
Cablevision Systems Corp. - NY Group Class A (a)	1,248,900	24,179
Comcast Corp. Class A (special) (a)	2,208,400	63,646
Cox Communications, Inc. Class A (a)	477,200	14,784
E.W. Scripps Co. Class A	86,400	7,609
Fox Entertainment Group, Inc. Class A (a)	90,800	2,552
John Wiley & Sons, Inc. Class A	47,000	1,196
Liberty Corp., South Carolina	20,200	879
Liberty Media Corp. Class A (a)	2,419,200	28,305
Media General, Inc. Class A	28,500	1,677
Meredith Corp.	212,000	9,322
Omnicom Group, Inc.	114,700	8,007
Reuters Group PLC sponsored ADR	50,800	909
Scholastic Corp. (a)	28,000	872
Viacom, Inc. Class B (non-vtg.) (a)	130,400	5,936
Vivendi Universal SA sponsored ADR	4,000	75
WPP Group PLC sponsored ADR	66,200	2,739
		199,031
Multiline Retail - 0.7%
Nordstrom, Inc.	643,100	11,994
Saks, Inc. (a)	804,170	7,543
		19,537
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.6%
Aeropostale, Inc.	12,100	$ 258
AutoZone, Inc. (a)	531,600	44,484
Best Buy Co., Inc. (a)	307,700	11,908
Chico's FAS, Inc. (a)	246,900	5,284
Circuit City Stores, Inc.	586,700	4,218
Claire's Stores, Inc.	263,300	7,875
Esprit Holdings Ltd.	671,000	1,420
Finish Line, Inc. Class A (a)	3,700	73
Foot Locker, Inc.	50,100	674
Footstar, Inc. (a)	10,200	94
Gap, Inc.	271,700	4,619
Home Depot, Inc.	134,400	4,367
Limited Brands, Inc.	210,700	3,215
Staples, Inc. (a)	578,000	11,207
Tiffany & Co., Inc.	133,100	4,360
Urban Outfitters, Inc. (a)	100,600	3,352
		107,408
Textiles Apparel & Luxury Goods - 3.0%
Burberry Ltd.	1,776,200	7,553
Columbia Sportswear Co. (a)	338,850	16,814
K-Swiss, Inc. Class A	220,100	7,560
Kenneth Cole Productions, Inc. Class A (a)	36,000	727
Liz Claiborne, Inc.	138,100	4,680
NIKE, Inc. Class B	232,900	13,040
Oshkosh B'Gosh, Inc. Class A	14,300	360
Puma AG	73,960	7,922
Quiksilver, Inc. (a)	534,200	9,044
Reebok International Ltd. (a)	61,800	1,959
Russell Corp.	53,300	1,065
Stride Rite Corp.	1,286,900	11,582
Wolverine World Wide, Inc.	305,500	5,612
		87,918
TOTAL CONSUMER DISCRETIONARY		920,355
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Brown-Forman Corp. Class B (non-vtg.)	46,500	$ 3,667
Constellation Brands, Inc. Class A (a)	600,300	16,550
		20,217
Food Products - 0.2%
Bunge Ltd.	28,200	815
Tootsie Roll Industries, Inc.	83,977	2,490
Wm. Wrigley Jr. Co.	69,600	3,932
		7,237
Household Products - 0.6%
The Dial Corp.	861,900	17,238
Tobacco - 0.0%
Schweitzer-Mauduit International, Inc.	58,600	1,409
TOTAL CONSUMER STAPLES		46,101
ENERGY - 7.3%
Energy Equipment & Services - 5.7%
Cal Dive International, Inc. (a)	596,809	13,267
ENSCO International, Inc.	1,630,700	48,921
FMC Technologies, Inc. (a)	16,700	373
GlobalSantaFe Corp.	175,429	4,365
Helmerich & Payne, Inc.	434,600	13,420
Nabors Industries Ltd. (a)	188,800	8,511
Smith International, Inc. (a)	1,973,500	80,696
		169,553
Oil & Gas - 1.6%
Apache Corp.	159,705	10,528
OAO Gazprom sponsored ADR	100,000	1,805
Sibneft sponsored ADR (a)	35,300	874
YUKOS Corp. sponsored ADR	657,400	32,712
		45,919
TOTAL ENERGY		215,472
FINANCIALS - 4.5%
Capital Markets - 3.3%
A.F.P. Provida SA sponsored ADR	14,500	355
A.G. Edwards, Inc.	1,337,000	43,987
Ameritrade Holding Corp. (a)	33,300	262
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	488,400	$ 4,737
Goldman Sachs Group, Inc.	109,800	8,949
Investors Financial Services Corp.	958,300	22,434
JAFCO Co. Ltd.	24,700	1,022
Northern Trust Corp.	84,500	3,225
SEI Investments Co.	439,600	12,770
		97,741
Commercial Banks - 0.9%
Bank of Hawaii Corp.	723,800	25,275
Irwin Financial Corp.	3,700	91
Oriental Financial Group, Inc.	11,900	300
Silicon Valley Bancshares (a)	38,600	973
		26,639
Diversified Financial Services - 0.0%
CIT Group, Inc.	25,400	609
Insurance - 0.3%
Fremont General Corp.	20,000	231
Progressive Corp.	92,300	6,646
		6,877
Thrifts & Mortgage Finance - 0.0%
NetBank, Inc.	61,700	819
TOTAL FINANCIALS		132,685
HEALTH CARE - 15.7%
Biotechnology - 1.0%
Amgen, Inc. (a)	305,900	19,795
Biogen, Inc. (a)	133,000	5,645
Connetics Corp. (a)	90,100	1,500
Genentech, Inc. (a)	42,100	2,636
Regeneron Pharmaceuticals, Inc. (a)	94,500	1,300
		30,876
Health Care Equipment & Supplies - 11.0%
Advanced Neuromodulation Systems, Inc. (a)	33,300	1,597
Alcon, Inc.	67,900	2,886
American Medical Systems Holdings, Inc. (a)	8,200	131
Beckman Coulter, Inc.	33,900	1,378
Biosite, Inc. (a)	17,000	710
Boston Scientific Corp. (a)	2,756,800	143,629
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	163,800	$ 11,491
CONMED Corp. (a)	11,800	232
Hillenbrand Industries, Inc.	1,052,100	53,815
Invacare Corp.	11,000	359
Medtronic, Inc.	1,266,018	61,693
Mentor Corp.	124,600	2,644
Orthofix International NV (a)	2,500	82
St. Jude Medical, Inc. (a)	366,700	20,572
Steris Corp. (a)	312,400	7,045
Varian Medical Systems, Inc. (a)	207,800	11,585
Wright Medical Group, Inc. (a)	63,400	1,292
Zimmer Holdings, Inc. (a)	38,800	1,741
Zoll Medical Corp. (a)	94,200	3,124
		326,006
Health Care Providers & Services - 0.7%
Coventry Health Care, Inc. (a)	55,800	2,436
Fresenius Medical Care AG sponsored ADR	330,900	5,344
Lincare Holdings, Inc. (a)	20,300	627
Omnicare, Inc.	128,200	3,481
UnitedHealth Group, Inc.	69,300	6,649
VistaCare, Inc. Class A	31,000	660
		19,197
Pharmaceuticals - 3.0%
Endo Pharmaceuticals Holdings, Inc. (a)	33,500	528
Eon Labs, Inc.	67,300	1,969
Esperion Therapeutics, Inc. (a)	10,000	132
Forest Laboratories, Inc. (a)	229,900	11,610
Johnson & Johnson	496,200	26,968
Merck & Co., Inc.	332,700	18,491
Penwest Pharmaceuticals Co. (a)	15,700	280
Pharmaceutical Resources, Inc. (a)	404,100	16,584
Schering-Plough Corp.	737,200	13,601
		90,163
TOTAL HEALTH CARE		466,242
INDUSTRIALS - 5.2%
Air Freight & Logistics - 0.0%
FedEx Corp.	16,800	1,075
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
J.B. Hunt Transport Services, Inc. (a)	6,800	$ 252
Pacer International, Inc. (a)	5,900	109
		1,436
Airlines - 0.3%
Alaska Air Group, Inc. (a)	53,900	1,025
AMR Corp. (a)	300,800	1,907
Continental Airlines, Inc. Class B (a)	67,200	741
Northwest Airlines Corp. (a)	62,300	556
Southwest Airlines Co.	382,000	6,139
		10,368
Commercial Services & Supplies - 3.0%
Angelica Corp.	16,100	288
Avery Dennison Corp.	26,600	1,476
Career Education Corp. (a)	46,600	2,862
Cintas Corp.	190,500	7,052
Corinthian Colleges, Inc. (a)	16,900	795
DeVry, Inc. (a)	1,217,000	30,583
G&K Services, Inc. Class A	17,200	503
Gundle/SLT Environmental, Inc. (a)	3,400	51
Hewitt Associates, Inc.	74,742	1,708
Ionics, Inc. (a)	648,500	13,716
John H. Harland Co.	261,900	6,383
Landauer, Inc.	76,500	3,167
Republic Services, Inc. (a)	128,200	3,065
Robert Half International, Inc. (a)	83,200	1,410
Rollins, Inc.	44,400	915
Stericycle, Inc. (a)	59,100	2,338
Strayer Education, Inc.	1,700	113
Sylvan Learning Systems, Inc. (a)	5,200	108
Waste Management, Inc.	438,600	11,171
		87,704
Construction & Engineering - 0.0%
Granite Construction, Inc.	37,500	693
Electrical Equipment - 0.2%
Baldor Electric Co.	102,100	2,297
Cooper Industries Ltd. Class A	91,800	3,662
		5,959
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.8%
CUNO, Inc. (a)	11,100	$ 411
Donaldson Co., Inc.	23,900	1,003
Lindsay Manufacturing Co.	108,500	2,205
PACCAR, Inc.	238,400	15,799
Pall Corp.	120,800	2,624
Wabash National Corp. (a)	9,900	124
Zenon Environmental, Inc. (a)	58,600	574
		22,740
Marine - 0.4%
Alexander & Baldwin, Inc.	489,300	13,299
Road & Rail - 0.4%
Arkansas Best Corp.	79,000	2,094
Kansas City Southern (a)	347,400	4,144
Landstar System, Inc. (a)	81,800	5,239
		11,477
Trading Companies & Distributors - 0.1%
Fastenal Co.	48,400	1,618
TOTAL INDUSTRIALS		155,294
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 9.6%
ADC Telecommunications, Inc. (a)	3,181,600	8,559
Adtran, Inc. (a)	981,900	47,436
Advanced Fibre Communications, Inc. (a)	126,600	2,388
Andrew Corp. (a)	2,038,700	20,265
CIENA Corp. (a)	711,500	4,091
Cisco Systems, Inc. (a)	954,300	15,536
Comverse Technology, Inc. (a)	84,200	1,281
Corning, Inc. (a)	271,800	1,987
Emulex Corp. (a)	3,755,700	92,766
Foundry Networks, Inc. (a)	712,900	10,972
Juniper Networks, Inc. (a)	1,271,800	17,653
Lucent Technologies, Inc. (a)	2,747,800	6,073
Motorola, Inc.	101,800	867
Nokia Corp. sponsored ADR	1,354,700	24,439
Nortel Networks Corp. (a)	4,001,500	12,565
Plantronics, Inc. (a)	265,700	5,721
Scientific-Atlanta, Inc.	24,600	484
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sycamore Networks, Inc. (a)	824,400	$ 3,504
Telefonaktiebolaget LM Ericsson ADR (a)	573,600	5,965
Westell Technologies, Inc. Class A (a)	199,900	1,539
		284,091
Computers & Peripherals - 1.6%
Apple Computer, Inc. (a)	67,100	1,206
Dell Computer Corp. (a)	507,500	15,880
Diebold, Inc.	115,400	4,608
Dot Hill Systems Corp. (a)	42,400	465
EMC Corp. (a)	494,000	5,345
International Business Machines Corp.	67,200	5,916
NCR Corp. (a)	16,700	419
SanDisk Corp. (a)	133,100	4,836
Storage Technology Corp. (a)	16,900	456
Sun Microsystems, Inc. (a)	1,805,300	7,817
		46,948
Electronic Equipment & Instruments - 1.0%
Flir Systems, Inc. (a)	271,200	7,735
Leica Geosystems AG (a)	10,646	852
Molex, Inc.	20,200	553
PerkinElmer, Inc.	119,400	1,527
Trimble Navigation Ltd. (a)	28,378	764
Vishay Intertechnology, Inc. (a)	1,203,700	17,381
		28,812
Internet Software & Services - 2.0%
CNET Networks, Inc. (a)	205,500	1,099
DoubleClick, Inc. (a)	120,300	1,263
Expedia, Inc. (a)	295,400	21,697
Hotels.com Class A (a)	110,000	9,991
Netease.com, Inc. sponsored ADR (a)	52,100	1,684
RealNetworks, Inc. (a)	1,459,000	11,599
Yahoo!, Inc. (a)	420,600	12,555
		59,888
IT Services - 0.5%
Anteon International Corp. (a)	33,900	850
CheckFree Corp. (a)	45,000	1,102
Cognizant Technology Solutions Corp. Class A (a)	58,800	1,220
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.	275,400	$ 11,407
Sabre Holdings Corp. Class A	50,400	1,246
		15,825
Office Electronics - 1.6%
Xerox Corp. (a)	4,322,800	47,248
Semiconductors & Semiconductor Equipment - 9.1%
Analog Devices, Inc. (a)	533,300	20,559
Applied Materials, Inc. (a)	183,400	2,854
ASML Holding NV (NY Shares) (a)	93,900	944
Atmel Corp. (a)	232,100	703
Broadcom Corp. Class A (a)	565,800	13,851
Cypress Semiconductor Corp. (a)	51,100	565
Infineon Technologies AG sponsored ADR (a)	133,700	1,198
KLA-Tencor Corp. (a)	108,800	5,030
Linear Technology Corp.	158,100	5,749
Micron Technology, Inc. (a)	365,900	4,142
QLogic Corp. (a)	4,029,798	201,843
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	568,900	5,769
Teradyne, Inc. (a)	197,300	3,384
Varian Semiconductor Equipment Associates, Inc. (a)	137,200	3,827
		270,418
Software - 2.9%
Adobe Systems, Inc.	231,300	8,163
BMC Software, Inc. (a)	91,700	1,555
Cadence Design Systems, Inc. (a)	2,483,700	34,523
Jack Henry & Associates, Inc.	528,200	8,044
Mentor Graphics Corp. (a)	1,066,100	13,966
Micromuse, Inc. (a)	322,897	3,064
MICROS Systems, Inc. (a)	13,100	389
MicroStrategy, Inc. Class A (a)	13,900	474
Oracle Corp. (a)	416,200	5,415
RSA Security, Inc. (a)	122,700	1,373
SAP AG sponsored ADR	233,200	6,642
VERITAS Software Corp. (a)	33,300	924
		84,532
TOTAL INFORMATION TECHNOLOGY		837,762
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 1.0%
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	37,500	$ 1,283
Containers & Packaging - 0.3%
Ball Corp.	4,661	231
Longview Fibre Co.	10,000	85
Packaging Corp. of America (a)	65,800	1,184
Pactiv Corp. (a)	261,500	5,112
Smurfit-Stone Container Corp. (a)	187,800	2,783
		9,395
Metals & Mining - 0.5%
Alcoa, Inc.	87,300	2,148
JSC MMC 'Norilsk Nickel' sponsored ADR	223,000	6,133
Phelps Dodge Corp. (a)	167,400	6,102
Sherritt International Corp. (a)	18,000	58
Stillwater Mining Co. (a)	297,900	1,275
		15,716
Paper & Forest Products - 0.1%
Bowater, Inc.	15,800	619
Georgia-Pacific Corp.	47,100	815
MeadWestvaco Corp.	25,600	641
		2,075
TOTAL MATERIALS		28,469
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
NTL, Inc. (a)	12,400	338
Qwest Communications International, Inc. (a)	4,314,200	19,371
Verizon Communications, Inc.	1,000,100	37,854
		57,563
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	486,800	4,362
At Road, Inc. (a)	52,000	459
Crown Castle International Corp. (a)	291,400	2,427
KDDI Corp.	725	2,521
Nextel Communications, Inc. Class A (a)	215,800	3,235
SBA Communications Corp. Class A (a)	132,300	402
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications sponsored ADR (a)	57,500	$ 2,588
Western Wireless Corp. Class A (a)	50,000	535
		16,529
TOTAL TELECOMMUNICATION SERVICES		74,092
UTILITIES - 1.0%
Electric Utilities - 0.7%
Allegheny Energy, Inc. (a)	59,200	514
Edison International (a)	1,321,900	21,521
Huaneng Power International, Inc. sponsored ADR	7,900	330
		22,365
Multi-Utilities & Unregulated Power - 0.3%
Calpine Corp. (a)	166,800	867
El Paso Corp.	266,400	2,318
Reliant Resources, Inc. (a)	856,900	5,741
		8,926
TOTAL UTILITIES		31,291
TOTAL COMMON STOCKS (Cost $2,595,475)		2,907,763
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	18,500	19
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $319)		19
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Emulex Corp. 1.75% 2/1/07 (c)	$ 2,270	$ 2,137
TOTAL CONVERTIBLE BONDS (Cost $2,270)		2,137
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 1.3% (b)	108,971,637	108,972
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	82,676,500	82,677
TOTAL MONEY MARKET FUNDS (Cost $191,649)		191,649
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $2,789,713)		3,101,568
NET OTHER ASSETS - (4.5)%		(133,743)
NET ASSETS - 100%		$ 2,967,825
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,137,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 319
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,186,821,000 and $1,079,687,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $190,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,000 or 0.0% of net assets.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $440,483,000 of which $164,723,000 and $275,760,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,858) (cost $2,789,713) - See accompanying schedule		$ 3,101,568
Cash		4
Receivable for investments sold		43,918
Receivable for fund shares sold		2,360
Dividends receivable		3,455
Interest receivable		117
Other receivables		179
Total assets		3,151,601

Liabilities
Payable for investments purchased	$ 97,386
Payable for fund shares redeemed	1,765
Accrued management fee	1,868
Other payables and accrued expenses	80
Collateral on securities loaned, at value	82,677
Total liabilities		183,776

Net Assets		$ 2,967,825
Net Assets consist of:
Paid in capital		$ 3,137,306
Undistributed net investment income		1,433
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(482,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		311,853
Net Assets, for 117,596 shares outstanding		$ 2,967,825
Net Asset Value and redemption price per share ($2,967,825 ÷ 117,596 shares)		$ 25.24
Maximum offering price per share (100/97.00 of $25.24)		$ 26.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 10,231
Interest		646
Security lending		269
Total income		11,146

Expenses
Management fee Basic fee	$ 8,277
Performance adjustment	(755)
Transfer agent fees	2,499
Accounting and security lending fees	270
Non-interested trustees' compensation	5
Custodian fees and expenses	33
Registration fees	40
Audit	35
Legal	5
Miscellaneous	7
Total expenses before reductions	10,416
Expense reductions	(703)	9,713
Net investment income (loss)		1,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(29,705)
Foreign currency transactions	1
Total net realized gain (loss)		(29,704)
Change in net unrealized appreciation (depreciation) on: Investment securities	179,254
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		179,253
Net gain (loss)		149,549
Net increase (decrease) in net assets resulting from operations		$ 150,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,433	$ (10,316)
Net realized gain (loss)	(29,704)	(252,780)
Change in net unrealized appreciation (depreciation)	179,253	(24,484)
Net increase (decrease) in net assets resulting from operations	150,982	(287,580)
Share transactions Net proceeds from sales of shares	414,706	840,433
Cost of shares redeemed	(313,156)	(666,386)
Net increase (decrease) in net assets resulting from share transactions	101,550	174,047
Total increase (decrease) in net assets	252,532	(113,533)

Net Assets
Beginning of period	2,715,293	2,828,826
End of period (including undistributed net investment income of $1,433 and undistributed net investment income of $0, respectively)	$ 2,967,825	$ 2,715,293
Other Information Shares
Sold	18,355	34,472
Redeemed	(14,038)	(27,273)
Net increase (decrease)	4,317	7,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.97	$ 26.67	$ 40.51	$ 42.51	$ 25.27	$ 24.48
Income from Investment Operations
Net investment income (loss)E	.01	(.09)	(.09)	(.17)	(.12)	(.03)
Net realized and unrealized gain (loss)	1.26	(2.61)	(4.14)	5.50	19.30	3.74
Total from investment operations	1.27	(2.70)	(4.23)	5.33	19.18	3.71
Distributions from net realized gain	-	-	(9.61)	(7.33)	(1.94)	(2.92)
Net asset value, end of period	$ 25.24	$ 23.97	$ 26.67	$ 40.51	$ 42.51	$ 25.27
Total ReturnB,C,D	5.30%	(10.12)%	(15.02)%	12.44%	81.31%	17.55%
Ratios to Average Net AssetsF
Expenses before expense reductions	.80%A	1.07%	1.01%	.90%	.95%	.86%
Expenses net of voluntary waivers, if any	.80%A	1.07%	1.01%	.90%	.95%	.86%
Expenses net of all reductions	.74%A	1.02%	.98%	.89%	.93%	.83%
Net investment income (loss)	.11%A	(.38)%	(.30)%	(.36)%	(.36)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,968	$ 2,715	$ 2,829	$ 3,368	$ 2,896	$ 1,531
Portfolio turnover rate	84%A	91%	85%	97%	116%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 519,407	|
Unrealized depreciation	(212,810)
Net unrealized appreciation (depreciation)	$ 306,597
Cost for federal income tax purposes	$ 2,794,971

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $140 on sales of shares of the fund all of which was retained. Effective June 23, 2003, the fund's sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $625 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $701 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $1, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMF-USAN-0703
1.786815.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Mt. Vernon Street Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Mt. Vernon Street Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 22, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2003